UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Sovereign Investors Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2012

Sovereign Investors Fund

As of 7-31-12 (Unaudited)

	Shares	Value

Common Stocks 96.4%		$553,756,571

(Cost $403,511,064)

Consumer Discretionary 10.0%		57,205,497

Hotels, Restaurants & Leisure 3.9%
Darden Restaurants, Inc.	136,100	6,965,597
Marriott International, Inc., Class A (L)	166,700	6,071,214
McDonald's Corp.	106,800	9,543,648

Multiline Retail 1.1%
Target Corp.	102,400	6,210,560

Specialty Retail 2.0%
TJX Companies, Inc.	252,600	11,185,128

Textiles, Apparel & Luxury Goods 3.0%
NIKE, Inc., Class B	103,000	9,615,050
VF Corp.	51,000	7,614,300

Consumer Staples 9.4%		53,673,294

Beverages 2.5%
PepsiCo, Inc.	193,325	14,060,527

Food Products 1.4%
General Mills, Inc.	214,400	8,297,280

Household Products 2.0%
The Procter & Gamble Company	177,695	11,468,435

Tobacco 3.5%
Philip Morris International, Inc.	217,050	19,847,052

Energy 11.2%		64,457,961

Energy Equipment & Services 2.6%
Helmerich & Payne, Inc. (L)	130,200	6,054,300
Schlumberger, Ltd.	125,700	8,957,382

Oil, Gas & Consumable Fuels 8.6%
Chevron Corp.	80,700	8,843,106
ConocoPhillips	167,700	9,129,588
Exxon Mobil Corp.	222,100	19,289,385
Occidental Petroleum Corp.	140,000	12,184,200

Financials 13.4%		77,141,226

Capital Markets 4.2%
Invesco, Ltd.	455,005	10,069,261
T. Rowe Price Group, Inc.	149,300	9,069,975
The Goldman Sachs Group, Inc.	53,300	5,377,970

Commercial Banks 5.0%
Cullen/Frost Bankers, Inc. (L)	145,000	8,019,950
U.S. Bancorp	354,700	11,882,450
Wells Fargo & Company	256,400	8,668,884

Diversified Financial Services 1.0%
JPMorgan Chase & Company	162,191	5,838,876

Insurance 3.2%
ACE, Ltd.	139,400	10,245,900
Aflac, Inc.	182,000	7,967,960

1

Sovereign Investors Fund

As of 7-31-12 (Unaudited)

	Shares	Value

Health Care 12.1%		69,688,927

Health Care Equipment & Supplies 2.9%
Baxter International, Inc.	97,500	5,704,725
Becton, Dickinson and Company (L)	144,000	10,902,240

Health Care Providers & Services 0.4%
UnitedHealth Group, Inc.	50,400	2,574,936

Pharmaceuticals 8.8%
GlaxoSmithKline PLC, ADR (L)	300,000	13,800,000
Johnson & Johnson	319,800	22,136,556
Novartis AG, ADR (L)	248,558	14,570,470

Industrials 13.2%		75,812,306

Aerospace & Defense 1.8%
United Technologies Corp.	136,000	10,123,840

Electrical Equipment 2.4%
Emerson Electric Company	292,200	13,958,394

Industrial Conglomerates 3.0%
General Electric Company	840,350	17,437,263

Machinery 3.9%
Caterpillar, Inc.	84,476	7,113,724
Dover Corp.	165,500	9,014,785
Stanley Black & Decker, Inc.	90,000	6,020,100

Road & Rail 2.1%
Norfolk Southern Corp.	164,000	12,144,200

Information Technology 21.7%		124,354,523

Communications Equipment 2.7%
QUALCOMM, Inc.	259,000	15,457,120

Computers & Peripherals 7.0%
Apple, Inc. (I)	48,425	29,576,053
EMC Corp. (I)	215,000	5,635,150
NetApp, Inc. (I)	158,600	5,181,462

Internet Software & Services 2.3%
Google, Inc., Class A (I)	20,660	13,077,160

IT Services 1.9%
International Business Machines Corp.	54,000	10,582,920

Semiconductors & Semiconductor Equipment 3.0%
Linear Technology Corp.	291,000	9,384,750
Microchip Technology, Inc. (L)	233,800	7,804,244

Software 4.8%
Microsoft Corp.	455,050	13,410,324
Oracle Corp.	471,700	14,245,340

Materials 1.7%		9,858,356

Chemicals 1.7%
Monsanto Company	35,400	3,030,948
Praxair, Inc.	65,800	6,827,408

Telecommunication Services 2.5%		14,474,481

Diversified Telecommunication Services 2.5%
AT&T, Inc.	381,711	14,474,481

2

Sovereign Investors Fund

As of 7-31-12 (Unaudited)

			Shares	Value

Utilities 1.2%				7,090,000

Electric Utilities 1.2%
NextEra Energy, Inc.			100,000	7,090,000

		Yield	Shares	Value

Securities Lending Collateral 5.7%				$32,474,867

(Cost $32,464,721)

John Hancock Collateral Investment Trust (W)		0.3448%(Y)	3,244,502	32,474,867

Short-Term Investments 2.0%				$11,750,000

U.S. Government & Agency Obligations 1.7%				10,000,000

(Cost $10,000,000)
	Yield*(%)	Maturity	Par	Value
Federal Home Loan Bank Discount Notes	0.001	08/01/12	10,000,000	10,000,000

Repurchase Agreement 0.3%				1,750,000

Repurchase Agreement with State Street Corp. dated 7-31-12 at 0.010% to be repurchased at $1,750,000 on 8-1-12, collateralized by $1,790,000 Federal Home
Loan Mortgage Corporation, 1.250% due 8-1-2019 (valued at $1,785,750, including
interest)			1,750,000	1,750,000

Total investments (Cost $447,725,785)† 104.1%				$597,981,438

Other assets and liabilities, net (4.1%)				($23,285,275)

Total net assets 100.0%			$574,696,163

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 7-31-12.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 7-31-12.

* Yield represents the annualized yield at the date of purchase.

† At 7-31-12, the aggregate cost of investment securities for federal income tax purposes was $448,977,452. Net unrealized appreciation aggregated $149,003,986, of which $153,551,068 related to appreciated investment securities and $4,547,082 related to depreciated investment securities.

3

Sovereign Investors Fund

As of 7-31-12 (Unaudited)

Notes to Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2012, all investments are categorized as Level 1 under the hierarchy described above except, short-term investments, which are Level 2.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Sovereign Investors Fund.

29Q3 7/12
9/12

John Hancock
MUTUAL FUNDS

John Hancock Balanced Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2012

Balanced Fund
As of 7-31-12 (Unaudited)

	Shares	Value

Common Stocks 61.4%		$585,128,264

(Cost $481,528,356)

Consumer Discretionary 5.8%		55,732,616

Automobiles 0.4%
Ford Motor Company	458,194	4,233,713

Hotels, Restaurants & Leisure 0.8%
Carnival Corp.	228,170	7,593,498

Internet & Catalog Retail 1.6%
Amazon.com, Inc. (I)	64,059	14,944,965

Media 0.9%
News Corp., Class B	259,707	6,022,605
Sirius XM Radio, Inc. (I)(L)	1,245,250	2,689,740

Multiline Retail 0.5%
Target Corp.	77,708	4,712,990

Specialty Retail 1.3%
Lowe's Companies, Inc.	264,038	6,698,644
Staples, Inc.	482,661	6,149,101

Textiles, Apparel & Luxury Goods 0.3%
NIKE, Inc., Class B	28,788	2,687,360

Consumer Staples 5.1%		48,880,753

Beverages 1.9%
PepsiCo, Inc.	245,278	17,839,069

Food & Staples Retailing 1.6%
CVS Caremark Corp.	335,259	15,170,470

Food Products 0.4%
Archer-Daniels-Midland Company	150,381	3,923,440

Household Products 1.2%
The Procter & Gamble Company	185,122	11,947,774

Energy 6.5%		61,836,529

Energy Equipment & Services 2.7%
Noble Corp. (I)	237,118	8,773,366
Schlumberger, Ltd.	164,356	11,712,009
Weatherford International, Ltd. (I)	400,885	4,830,664

Oil, Gas & Consumable Fuels 3.8%
Brazil Ethanol, Inc. (I)(S)	111,100	1,111
Denbury Resources, Inc. (I)	539,630	8,159,206
Exxon Mobil Corp.	101,785	8,840,027
Southwestern Energy Company (I)	99,468	3,307,311
Suncor Energy, Inc.	399,156	12,190,224
The Williams Companies, Inc.	126,537	4,022,611

Financials 9.6%		91,810,488

Capital Markets 2.8%
Ares Capital Corp.	85,999	1,430,163
BlackRock, Inc.	42,387	7,216,811
Franklin Resources, Inc.	59,795	6,873,435
Lazard, Ltd., Class A	96,462	2,590,005
The Charles Schwab Corp.	334,731	4,227,653

1

Balanced Fund
As of 7-31-12 (Unaudited)

	Shares	Value

Financials (continued)

The Goldman Sachs Group, Inc.	46,739	$4,715,965

Diversified Financial Services 2.5%
Bank of America Corp.	341,414	2,505,979
Citigroup, Inc.	248,881	6,752,142
JPMorgan Chase & Company	404,937	14,577,732

Insurance 4.3%
Aon PLC	120,707	5,938,784
Berkshire Hathaway, Inc., Class B (I)	135,511	11,496,753
MetLife, Inc.	519,335	15,979,938
The Progressive Corp.	380,199	7,505,128

Health Care 7.8%		74,032,062

Biotechnology 1.2%
Amgen, Inc.	140,310	11,589,606

Health Care Equipment & Supplies 0.8%
Medtronic, Inc.	189,179	7,457,436

Health Care Providers & Services 2.2%
Express Scripts Holding Company (I)	248,482	14,397,047
McKesson Corp.	71,433	6,481,116

Pharmaceuticals 3.6%
Abbott Laboratories	196,072	13,001,534
Eli Lilly & Company	107,818	4,747,227
Merck & Company, Inc.	88,504	3,909,222
Pfizer, Inc.	517,840	12,448,874

Industrials 6.7%		63,663,114

Aerospace & Defense 2.2%
Honeywell International, Inc.	118,915	6,903,016
United Technologies Corp.	182,204	13,563,266

Air Freight & Logistics 0.5%
Expeditors International of Washington, Inc.	120,800	4,296,856

Commercial Services & Supplies 1.6%
Iron Mountain, Inc.	191,865	6,179,972
Republic Services, Inc.	325,437	9,414,892

Industrial Conglomerates 1.5%
Danaher Corp.	272,483	14,389,827

Professional Services 0.9%
Nielsen Holdings NV (I)	312,817	8,915,285

Information Technology 15.3%		145,778,375

Communications Equipment 2.4%
QUALCOMM, Inc.	386,031	23,038,330

Computers & Peripherals 4.9%
Apple, Inc.	49,339	30,134,288
EMC Corp. (I)	569,210	14,918,994
Hewlett-Packard Company	76,184	1,389,596

Internet Software & Services 3.1%
eBay, Inc. (I)	99,325	4,400,098
Facebook, Inc., Class A (I)(L)	69,148	1,501,203
Google, Inc., Class A (I)	29,964	18,966,313

2

Balanced Fund
As of 7-31-12 (Unaudited)

	Shares	Value
Information Technology (continued)

LinkedIn Corp., Class A (I)	43,607	$4,476,259

IT Services 0.1%
Cognizant Technology Solutions Corp., Class A (I)	24,816	1,408,804

Software 4.8%
Adobe Systems, Inc. (I)	56,684	1,750,402
Intuit, Inc.	170,274	9,879,297
Microsoft Corp.	896,182	26,410,484
Oracle Corp.	248,487	7,504,307

Materials 2.2%		20,575,395

Chemicals 1.4%
Ecolab, Inc.	147,164	9,631,883
LyondellBasell Industries NV, Class A	71,707	3,193,112

Containers & Packaging 0.3%
Owens-Illinois, Inc. (I)	145,307	2,680,913

Metals & Mining 0.5%
Avalon Rare Metals, Inc. (I)	451,700	680,128
Barrick Gold Corp.	71,468	2,349,867
Freeport-McMoRan Copper & Gold, Inc.	60,573	2,039,492

Telecommunication Services 0.9%		8,691,196

Diversified Telecommunication Services 0.6%
CenturyLink, Inc.	141,211	5,865,905

Wireless Telecommunication Services 0.3%
Vodafone Group PLC, ADR	98,271	2,825,291

Utilities 1.5%		14,127,736

Electric Utilities 1.5%
PPL Corp.	488,849	14,127,736

	Shares	Value

Preferred Securities 0.9%		$8,539,906

(Cost $8,371,382)

Energy 0.1%		1,121,093

Oil, Gas & Consumable Fuels 0.1%
Apache Corp., Series D, 6.000% (L)	23,082	1,121,093

Industrials 0.8%		7,418,813

Aerospace & Defense 0.8%
United Technologies Corp., 7.500%	140,641	7,418,813

3

Balanced Fund

As of 7-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

U.S. Government & Agency Obligations 13.9%				$132,500,783
(Cost $127,593,701)

U.S. Government 3.7%				35,385,218

U.S. Treasury Notes
Note	1.375	09/30/18	$1,300,000	1,342,961
Note	1.750	05/15/22	9,945,000	10,192,074
U.S. Treasury Bonds
Bond	3.125	02/15/42	15,985,000	17,870,734
U.S. Treasury Strips, PO	3.073	11/15/30	9,390,000	5,979,449

U.S. Government Agency 10.2%				97,115,565

Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	4.000	07/01/24	1,550,122	1,653,136
30 Yr Pass Thru	5.000	04/01/41	4,372,164	4,755,135
30 Yr Pass Thru	6.500	06/01/37	138,590	155,790
30 Yr Pass Thru	6.500	11/01/37	786,887	884,053
30 Yr Pass Thru	6.500	02/01/38	218,121	244,782
30 Yr Pass Thru	6.500	09/01/39	4,983,638	5,592,794
Federal National Mortgage Association
15 Yr Pass Thru	6.500	08/01/16	8,764	9,437
30 Yr Pass Thru	4.000	12/01/41	8,143,179	8,848,287
30 Yr Pass Thru	4.000	01/01/42	18,093,294	19,377,264
30 Yr Pass Thru	4.500	06/01/41	1,144,296	1,262,327
30 Yr Pass Thru	4.500	07/01/41	9,204,323	10,153,724
30 Yr Pass Thru	5.000	03/01/41	4,796,844	5,241,187
30 Yr Pass Thru	5.000	04/01/41	24,823,037	27,260,806
30 Yr Pass Thru	5.500	12/01/37	1,595,366	1,745,137
30 Yr Pass Thru	5.500	11/01/39	2,920,904	3,198,765
30 Yr Pass Thru	6.000	05/01/37	589,164	651,591
30 Yr Pass Thru	6.000	07/01/38	3,389,114	3,761,992
30 Yr Pass Thru	6.500	01/01/39	1,624,041	1,828,577
30 Yr Pass Thru	6.500	03/01/39	353,637	398,617
30 Yr Pass Thru	7.000	06/01/31	4,246	4,861
30 Yr Pass Thru	7.000	06/01/32	2,481	2,829
30 Yr Pass Thru	7.500	04/01/31	5,846	6,857
30 Yr Pass Thru	8.000	01/01/31	5,240	6,228
Government National Mortgage Association
30 Yr Pass Thru	6.500	04/15/29	60,983	69,933
30 Yr Pass Thru	9.000	04/15/21	1,268	1,456

Foreign Government Obligations 0.2%				$2,023,338

(Cost $1,882,925)

South Korea 0.2%				2,023,338

Korea Development Bank	4.000	09/09/16	1,890,000	2,023,338

Corporate Bonds 12.7%				$120,866,314

(Cost $110,979,564)

Consumer Discretionary 1.1%				10,167,628

Auto Components 0.1%
Allison Transmission, Inc. (S)	7.125	05/15/19	1,000,000	1,051,250

4

Balanced Fund
As of 7-31-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Consumer Discretionary (continued)

Automobiles 0.2%
Hyundai Capital Services, Inc. (S)	4.375	07/27/16	$1,560,000	$1,652,301

Media 0.8%
CBS Corp.	7.875	07/30/30	1,770,000	2,433,001
Time Warner Cable, Inc.	6.750	07/01/18	4,000,000	5,031,076

Consumer Staples 0.2%				2,157,278

Food Products 0.2%
Ralcorp Holdings Corp.	4.950	08/15/20	2,000,000	2,125,774

Household Products 0.0%
Yankee Candle Company, Inc.	8.500	02/15/15	31,000	31,504

Energy 1.1%				10,461,145

Oil, Gas & Consumable Fuels 1.1%
Arch Coal, Inc.	7.250	06/15/21	420,000	365,400
Kerr-McGee Corp.	6.950	07/01/24	2,000,000	2,582,000
Kinder Morgan Energy Partners LP	5.950	02/15/18	5,000,000	5,917,130
Linn Energy LLC (S)	6.250	11/01/19	600,000	594,000
NuStar Logistics LP	4.800	09/01/20	1,045,000	1,002,615

Financials 6.0%				56,766,193

Capital Markets 1.4%
Macquarie Bank, Ltd. (S)	6.625	04/07/21	1,360,000	1,403,156
Macquarie Group, Ltd. (S)	6.000	01/14/20	3,000,000	3,071,385
Morgan Stanley	6.000	04/28/15	5,000,000	5,297,645
The Goldman Sachs Group, Inc.	5.375	03/15/20	2,000,000	2,134,808
The Goldman Sachs Group, Inc.	6.750	10/01/37	1,500,000	1,545,222

Commercial Banks 1.1%
Abbey National Treasury Services PLC	4.000	04/27/16	1,945,000	1,956,915
Barclays Bank PLC	5.140	10/14/20	1,365,000	1,352,602
BBVA Bancomer SA (S)	6.500	03/10/21	2,470,000	2,544,100
First Horizon National Corp.	5.375	12/15/15	595,000	635,185
Wachovia Corp.	5.750	02/01/18	3,000,000	3,570,402

Consumer Finance 0.3%
Discover Bank	7.000	04/15/20	2,000,000	2,336,912

Diversified Financial Services 1.1%
Citigroup, Inc.	6.125	05/15/18	2,000,000	2,284,848
GE Capital Trust I (6.375% to 11/15/2017, then 3 month
LIBOR + 2.290%)	6.375	11/15/67	1,000,000	1,050,000
International Lease Finance Corp. (S)	7.125	09/01/18	1,455,000	1,645,969
Merrill Lynch & Company, Inc.	7.750	05/14/38	1,000,000	1,227,385
Rabobank Nederland NV (11.000% to 06/30/2019, then 3
month LIBOR + 10.868%) (Q)(S)	11.000	06/30/19	2,224,000	2,841,160
SPL Logistics Escrow LLC (S)	8.875	08/01/20	264,000	269,280
The Bear Stearns Companies LLC	7.250	02/01/18	1,000,000	1,237,171

Insurance 0.8%
Aflac, Inc.	8.500	05/15/19	1,500,000	1,989,174
Aon Corp.	8.205	01/01/27	1,800,000	2,120,719
CNA Financial Corp.	6.500	08/15/16	1,675,000	1,903,562
Liberty Mutual Group, Inc. (S)	4.950	05/01/22	617,000	632,498
Lincoln National Corp. (6.050% to 04/20/2017, then 3 month
LIBOR + 2.040%)	6.050	04/20/67	935,000	902,275

5

Balanced Fund
As of 7-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

Real Estate Investment Trusts 1.3%
Cubesmart LP	4.800	07/15/22	$995,000	$1,052,216
Goodman Funding Pty, Ltd. (S)	6.375	04/15/21	1,230,000	1,305,597
Health Care REIT, Inc.	6.125	04/15/20	2,000,000	2,333,048
Prologis LP	6.625	05/15/18	755,000	888,706
Ventas Realty LP	4.000	04/30/19	1,200,000	1,279,261
Ventas Realty LP	4.750	06/01/21	1,920,000	2,109,039
Vornado Realty LP	4.250	04/01/15	1,410,000	1,494,047
Weyerhaeuser Company	7.375	03/15/32	2,000,000	2,351,906

Industrials 1.2%				11,758,031

Aerospace & Defense 0.2%
Textron, Inc.	6.200	03/15/15	2,000,000	2,201,208

Aerospace & Defense 0.2%
Textron Financial Corp. (6.000% to 02/15/2017, then 3 month
LIBOR + 1.735%) (S)	6.000	02/15/67	2,680,000	2,117,200

Airlines 0.3%
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08/10/22	1,465,868	1,581,378
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	04/15/19	1,107,787	1,185,332

Building Products 0.2%
Voto-Votorantim, Ltd. (S)	6.750	04/05/21	2,000,000	2,245,000

Electrical Equipment 0.1%
Coleman Cable, Inc.	9.000	02/15/18	500,000	528,125

Industrial Conglomerates 0.2%
Odebrecht Finance, Ltd. (S)	6.000	04/05/23	1,755,000	1,899,788

Materials 1.5%				13,804,874

Chemicals 0.3%
Braskem Finance, Ltd. (S)	7.000	05/07/20	2,065,000	2,328,288

Metals & Mining 0.7%
Alcoa, Inc.	5.400	04/15/21	1,300,000	1,333,821
ArcelorMittal	9.850	06/01/19	2,000,000	2,405,252
Commercial Metals Company	7.350	08/15/18	2,500,000	2,603,125

Paper & Forest Products 0.5%
International Paper Company	7.950	06/15/18	4,000,000	5,134,388

Telecommunication Services 1.0%				9,987,912

Diversified Telecommunication Services 1.0%
CenturyLink, Inc.	7.600	09/15/39	665,000	684,024
Crown Castle Towers LLC (S)	6.113	01/15/20	2,125,000	2,504,559
GTP Acquisition Partners I LLC (S)	4.347	06/15/16	2,505,000	2,619,391
GTP Acquisition Partners I LLC (S)	7.628	06/15/16	1,475,000	1,539,313
Telecom Italia Capital SA	7.200	07/18/36	1,875,000	1,612,500
Telecom Italia Capital SA	7.721	06/04/38	1,175,000	1,028,125

Utilities 0.6%				5,763,253

Electric Utilities 0.2%
Beaver Valley II Funding	9.000	06/01/17	325,000	335,231
Oncor Electric Delivery Company LLC	5.750	09/30/20	1,000,000	1,164,140

6

Balanced Fund
As of 7-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Utilities (continued)

Independent Power Producers & Energy Traders 0.2%
Allegheny Energy Supply Company LLC (S)	5.750	10/15/19	$2,000,000	$2,193,882

Multi-Utilities 0.2%
Integrys Energy Group, Inc. (6.110% to 12/01/2016, then 3
month LIBOR + 2.120%)	6.110	12/01/66	2,000,000	2,070,000

Capital Preferred Securities 0.3%				$2,436,950

(Cost $2,398,282)

Financials 0.3%				2,436,950

Commercial Banks 0.3%
Fifth Third Capital Trust IV (6.500% to 04/15/2017 then 3
month LIBOR + 1.368%)	6.500	04/15/37	2,440,000	2,436,950

Municipal Bonds 0.1%				$588,345

(Cost $547,183)

Illinois 0.1%				588,345

State of Illinois	5.100	06/01/33	610,000	588,345

Collateralized Mortgage Obligations 6.8%				$65,249,517

(Cost $66,372,255)

Commercial & Residential 4.5%				43,552,388

American Home Mortgage Assets
Series 2006-6, Class XP IO	2.261	12/25/46	18,913,217	1,300,948
Banc of America Commercial Mortgage, Inc.
Series 2006-2, Class AM (P)	5.762	05/10/45	2,990,000	3,270,241
Series 2006-4, Class AM	5.675	07/10/46	3,015,000	3,274,175
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	5.811	12/10/49	3,000,000	3,530,418
GMAC Mortgage Loan Trust
Series 2004-AR2, Class 3A (P)	3.320	08/19/34	3,896,531	3,628,812
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	5.874	07/10/38	2,450,000	2,607,153
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2012-HSBC Class XA IO (P)(S)	1.582	07/05/32	12,780,000	1,479,950
Series 2006-LDP7, Class AM (P)	5.871	04/15/45	2,000,000	2,187,510
Series 2007-CB18, Class A4	5.440	06/12/47	2,000,000	2,279,226
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09/15/39	2,000,000	2,208,626
Series 2007-C1, Class AM	5.455	02/15/40	4,025,000	4,242,487
Series 2007-C2, Class A3	5.430	02/15/40	2,195,000	2,480,205
Morgan Stanley Capital I
Series 2006-HQ10, Class AM	5.360	11/12/41	1,000,000	1,078,898
Series 2008-HQ8, Class AM (P)	5.468	03/12/44	4,475,000	4,841,708
Structured Adjustable Rate Mortgage Loan Trust	3.500	08/01/42	4,340,000	4,763,150
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA, IO (S)	1.994	05/10/63	3,585,000	378,881

7

Balanced Fund
As of 7-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

U.S. Government Agency 2.3%				$21,697,129

Federal Home Loan Mortgage Corp.
Series 3794, Class PI IO	4.500	02/15/38	$4,724,409	522,092
Series 4068, Class AP	3.500	06/15/40	4,730,179	5,112,505
Series K017, Class X1 IO	1.459	12/25/21	10,096,432	1,023,687
Series K708, Class X1 IO	1.513	01/25/19	20,604,426	1,695,415
Series K709, Class X1 IO	1.547	03/25/19	12,140,000	1,028,222
Series K710, Class X1	1.916	05/25/19	3,500,000	347,730
Federal National Mortgage Association
Series 2009-50, Class GI IO	5.000	05/25/39	6,654,524	834,423
Series 2011-146, Class MA	3.500	08/25/41	4,686,526	4,912,018
Series 2012-67, Class KG	3.500	02/25/41	1,441,796	1,567,297
Series 398, Class C3 IO	4.500	05/25/39	3,140,081	356,115
Series 402, Class 4 IO	4.000	10/25/39	7,560,621	917,987
Series 407, Class 15 IO	5.000	01/25/40	5,867,326	835,773
Series 407, Class 16 IO	5.000	01/25/40	1,330,990	174,196
Series 407, Class 17 IO	5.000	01/25/40	1,230,631	156,638
Series 407, Class 21 IO	5.000	01/25/39	4,731,840	456,080
Series 407, Class 7 IO	5.000	03/25/41	4,690,979	900,779
Series 407, Class 8 IO	5.000	03/25/41	2,245,399	366,762
Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04/20/39	6,388,893	489,410

Asset Backed Securities 3.6%				$34,815,673

(Cost $34,171,845)

Asset Backed Securities 3.6%				34,815,673

Asset Backed Funding Certificates
Series 2005-AQ1 Class A4	5.010	06/25/35	384,013	389,389
Asset Backed Securities Corp. Home Equity
Series 2006-HE1, Class A3 (P)	0.446	01/25/36	2,368,037	1,944,345
Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M2 (P)	0.696	05/25/35	2,180,000	1,976,802
Citicorp Residential Mortgage Securities, Inc.
Series 2007-2, Class A6	6.265	06/25/37	1,294,154	1,258,636
Citigroup Mortgage Loan Trust
Series 2006-WFH3, Class A3 (P)	0.396	10/25/36	2,522,609	2,472,553
Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01/25/42	4,138,725	4,400,049
Fremont Home Loan Trust
Series 2005-1, Class M3 (P)	1.011	06/25/35	1,625,000	1,444,027
Home Equity Asset Trust
Series 2003-1, Class M1 (P)	1.746	06/25/33	1,224,233	988,389
Series 2005-5, Class M1 (P)	0.726	11/25/35	1,840,000	1,603,111
Leaf II Receivables Funding LLC
Series 2011-1, Class A (S)	1.700	12/20/18	854,336	844,255
Merrill Lynch Mortgage Investors, Inc.
Series 2005-WMC1, Class M1 (P)	0.996	09/25/35	1,272,431	1,077,996
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.696	03/25/35	1,870,000	1,463,129
Series 2005-3, Class M1 (P)	0.726	07/25/35	1,390,000	1,313,490
Novastar Home Equity Loan
Series 2004-4, Class M3 (P)	1.326	03/25/35	3,200,000	3,049,936
Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P)	0.876	02/25/35	4,050,000	3,760,380
Series 2005-WCH1, Class M2 (P)	0.766	01/25/36	4,061,196	3,762,751

8

Balanced Fund
As of 7-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Asset Backed Securities (continued)

Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	$2,885,350	$3,066,435

		Yield	Shares	Value
Securities Lending Collateral 0.5%				$5,000,170

(Cost $4,998,891)

John Hancock Collateral Investment Trust (W)		0.3448%(Y)	499,557	5,000,170

			Par value	Value
Short-Term Investments 0.7%				$7,000,000

(Cost $7,000,000)

Repurchase Agreement 0.2%				2,000,000

Repurchase Agreement with State Street Corp. dated 7-31-12 at
0.010% to be repurchased at $2,000,001 on 8-1-12, collateralized by $2,000,000 U.S. Treasury Notes, 1.250% due 2-15-14 (valued at
$2,040,000, including interest)			2,000,000	2,000,000

	Yield*	Maturity Date	Par value	Value
U.S. Government & Agency Obligations 0.5%				5,000,000

Federal Home Loan Bank Discount Notes	0.001%	08/01/12	5,000,000	5,000,000

Total investments (Cost $845,844,384)† 101.1%				$964,149,260

Other assets and liabilities, net (1.1%)				($10,414,567)

Total net assets 100.0%				$953,734,693

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

IO Interest Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PO Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 7-31-12

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of July 31, 2012

* Yield represents either the annualized yield at the date of purchase.

9

Balanced Fund
As of 7-31-12 (Unaudited)

† At 7-31-12, the aggregate cost of investment securities for federal income tax purposes was $866,457,670. Net unrealized appreciation aggregated $97,691,590 of which $125,775,112 related to appreciated investment securities and $28,083,522 related to depreciated investment securities.

10

Balanced Fund
As of 7-31-12 (Unaudited)

Notes to Schedule of Investment (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	07/31/12	Price	Inputs	Inputs

Common Stocks
Consumer Discretionary	$55,732,616	$55,732,616	—	—
Consumer Staples	48,880,753	48,880,753	—	—
Energy	61,836,529	61,835,418	—	$1,111
Financials	91,810,488	91,810,488	—	—
Health Care	74,032,062	74,032,062	—	—
Industrials	63,663,114	63,663,114	—	—
Information Technology	145,778,375	145,778,375	—	—
Materials	20,575,395	20,575,395	—	—
Telecommunication Services	8,691,196	8,691,196	—	—
Utilities	14,127,736	14,127,736	—	—
Preferred Securities
Energy	1,121,093	1,121,093	—	—
Industrials	7,418,813	7,418,813	—	—
U.S. Government & Agency Obligations	132,500,783	—	$132,500,783	—
Foreign Government Obligations	2,023,338	—	2,023,338	—

11

Balanced Fund

As of 7-31-12 (Unaudited)

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	07/31/12	Price	Inputs	Inputs

Corporate Bonds
Consumer Discretionary	$10,167,628	—	$10,167,628	—
Consumer Staples	2,157,278	—	2,157,278	—
Energy	10,461,145	—	10,461,145	—
Financials	56,766,193	—	56,766,193	—
Industrials	11,758,031	—	11,758,031	—
Materials	13,804,874	—	13,804,874	—
Telecommunication Services	9,987,912	—	9,987,912	—
Utilities	5,763,253	—	5,763,253	—
Capital Preferred Securities	2,436,950	—	2,436,950	—
Municipal Bonds	588,345	—	588,345	—
Collateralized Mortgage Obligations	65,249,517	—	65,249,517	—
Asset Backed Securities	34,815,673	—	34,815,673	—
Securities Lending Collateral	5,000,170	$5,000,170	—	—
Short-Term Investments	7,000,000	—	7,000,000	—

Total Investments in Securities	$964,149,260	$598,667,229	$365,480,920	$1,111

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Stripped securities. Stripped mortgage-backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives only principal payments from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage-backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

12

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Balanced Fund.

36Q3 7/12
9/12

John Hancock

MUTUAL FUNDS

John Hancock Large Cap Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2012

Large Cap Equity Fund
As of 7-31-12 (Unaudited)

	Shares	Value

Common Stocks 100.0%		$1,511,698,482

(Cost $1,433,664,551)

Consumer Discretionary 17.5%		264,175,458

Household Durables 2.9%
Lennar Corp., Class A	1,512,406	44,177,379

Internet & Catalog Retail 6.7%
Amazon.com, Inc. (I)	414,749	96,760,942
Blue Nile, Inc. (I)	198,280	5,091,830

Media 2.9%
Omnicom Group, Inc.	563,711	28,287,018
The Walt Disney Company	306,412	15,057,086

Multiline Retail 0.8%
Target Corp.	192,744	11,689,924

Specialty Retail 4.2%
Lowe's Companies, Inc.	1,858,751	47,156,513
The Home Depot, Inc.	305,764	15,954,766

Consumer Staples 6.9%		104,353,863

Beverages 5.7%
Diageo PLC, ADR	285,384	30,507,550
PepsiCo, Inc.	522,284	37,985,715
SABMiller PLC	419,047	18,039,125

Tobacco 1.2%
Philip Morris International, Inc.	194,898	17,821,473

Energy 12.2%		184,276,560

Energy Equipment & Services 4.4%
National Oilwell Varco, Inc.	338,131	24,446,871
Schlumberger, Ltd.	583,204	41,559,117

Oil, Gas & Consumable Fuels 7.8%
Apache Corp.	406,552	35,012,258
Brazil Ethanol, Inc. (I)(S)	500,000	5,000
Chevron Corp.	152,847	16,748,974
Exxon Mobil Corp.	176,123	15,296,283
Occidental Petroleum Corp.	356,678	31,041,686
Ultra Petroleum Corp. (I)	848,753	20,166,371

Financials 18.0%		272,117,862

Capital Markets 6.4%
State Street Corp.	546,707	22,076,029
T. Rowe Price Group, Inc.	686,338	41,695,034
The Goldman Sachs Group, Inc.	332,979	33,597,581

Commercial Banks 2.0%
Wells Fargo & Company	897,871	30,357,019

Consumer Finance 1.1%
American Express Company	293,645	16,946,253

Diversified Financial Services 6.8%
Bank of America Corp.	5,392,460	39,580,656
JPMorgan Chase & Company	1,739,752	62,631,072

1

Large Cap Equity Fund
As of 7-31-12 (Unaudited)

	Shares	Value
Financials (continued)

Insurance 1.7%
Prudential Financial, Inc.	522,664	25,234,218

Health Care 10.4%		156,420,996

Biotechnology 3.7%
Amgen, Inc.	671,441	55,461,027

Health Care Equipment & Supplies 1.7%
Medtronic, Inc.	654,592	25,804,017

Health Care Providers & Services 0.3%
Amsurg Corp. (I)	135,862	4,013,363

Pharmaceuticals 4.7%
Merck & Company, Inc.	843,404	37,253,155
Novartis AG, ADR	274,848	16,111,590
Pfizer, Inc.	739,511	17,777,844

Industrials 6.5%		98,958,573

Air Freight & Logistics 2.0%
United Parcel Service, Inc., Class B	391,709	29,617,117

Industrial Conglomerates 2.1%
General Electric Company	1,551,883	32,201,572

Professional Services 2.4%
Robert Half International, Inc.	1,375,042	37,139,884

Information Technology 27.0%		408,192,080

Communications Equipment 8.4%
Cisco Systems, Inc.	2,374,423	37,872,047
QUALCOMM, Inc.	1,491,849	89,033,548

Computers & Peripherals 4.4%
Apple, Inc. (I)	109,500	66,878,220

Internet Software & Services 6.8%
Ancestry.com, Inc. (I)	1,569,766	52,540,068
Google, Inc., Class A (I)	78,499	49,687,512

IT Services 3.2%
Broadridge Financial Solutions, Inc.	797,011	16,872,723
Visa, Inc., Class A	239,836	30,955,633

Software 4.2%
FactSet Research Systems, Inc.	356,678	33,156,786
Oracle Corp.	1,032,965	31,195,543

Materials 1.5%		23,203,090

Chemicals 1.5%
Air Products & Chemicals, Inc.	288,488	23,203,090

Total investments (Cost $1,433,664,551)† 100.0%		$1,511,698,482

Other assets and liabilities, net 0.0%		$159,092

Total net assets 100.0%	$1,511,857,574

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

2

Large Cap Equity Fund
As of 7-31-12 (Unaudited)

(I) Non-income producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At 7-31-12, the aggregate cost of investment securities for federal income tax purposes was $1,442,755,194. Net unrealized appreciation aggregated $68,943,288, of which $137,537,871 related to appreciated investment securities and $68,594,583 related to depreciated investment securities.

3

Large Cap Equity Fund
As of 7-31-12 (Unaudited)

Notes to Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	07/31/12	Price	Inputs	Inputs

Common Stocks
Consumer Discretionary	$264,175,458	$264,175,458	—	—
Consumer Staples	104,353,863	86,314,738	$18,039,125	—
Energy	184,276,560	184,271,560	—	$5,000
Financials	272,117,862	272,117,862	—	—
Health Care	156,420,996	156,420,996	—	—
Industrials	98,958,573	98,958,573	—	—
Information Technology	408,192,080	408,192,080	—	—
Materials	23,203,090	23,203,090	—	—
Total investments in Securities	$1,511,698,482	$1,493,654,357	$18,039,125	$5,000

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Large Cap Equity Fund.

50Q3 7/12
9/12

JohnHancock
MUTUAL FUNDS

John Hancock Small Cap Intrinsic Value Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2012

John Hancock
Small Cap Intrinsic Value Fund
As of 7-31-12 (Unaudited)

	Shares	Value

Common Stocks 98.2%		$286,518,680

(Cost $288,686,463)

Consumer Discretionary 24.1%		70,200,520

Auto Components 0.0%
Azure Dynamics Corp. (I)	362,500	18,131

Diversified Consumer Services 1.2%
Ascent Capital Group, Inc., Class A (I)	67,858	3,377,972
ChinaCast Education Corp. (I)	62,738	37,016

Hotels, Restaurants & Leisure 1.2%
Dunkin' Brands Group, Inc.	50,000	1,514,000
Ruby Tuesday, Inc. (I)	300,000	1,923,000

Household Durables 1.6%
PulteGroup, Inc. (I)	420,000	4,746,000

Internet & Catalog Retail 2.4%
E-Commerce China Dangdang, Inc., ADR (I)	1,003,775	5,059,027
HomeAway, Inc. (I)	86,662	1,989,761

Media 9.2%
Acquity Group, Ltd., ADR (I)	498,526	4,935,407
InternetQ PLC (I)	699,769	2,496,976
Live Nation Entertainment, Inc. (I)	312,000	2,783,040
LodgeNet Interactive Corp. (I)	986,097	591,658
MDC Partners, Inc., Class A (V)	1,715,079	16,138,893

Specialty Retail 3.2%
DSW, Inc., Class A	155,520	9,194,342

Textiles, Apparel & Luxury Goods 5.3%
Iconix Brand Group, Inc. (I)	739,776	13,116,228
Joe's Jeans, Inc. (I)	2,110,249	2,279,069

Consumer Staples 2.8%		8,326,851

Household Products 1.2%
Spectrum Brands Holdings, Inc. (I)	99,317	3,657,845

Personal Products 1.6%
Prestige Brands Holdings, Inc. (I)	284,522	4,669,006

Energy 11.2%		32,588,325

Energy Equipment & Services 7.3%
Atwood Oceanics, Inc. (I)	259,012	11,533,804
Forum Energy Technologies, Inc. (I)	200,472	4,177,836
Tidewater, Inc.	115,820	5,625,377

Oil, Gas & Consumable Fuels 3.9%
Clayton Williams Energy, Inc. (I)	6,905	285,038
Energy XXI Bermuda, Ltd.	130,916	4,081,961
Ithaca Energy, Inc. (I)	2,256,002	4,386,702
McMoRan Exploration Company (I)	191,241	2,497,607

Financials 24.6%		71,706,398

Capital Markets 0.7%
GSV Capital Corp. (I)	209,151	2,137,523

1

John Hancock
Small Cap Intrinsic Value Fund
As of 7-31-12 (Unaudited)

	Shares	Value

Financials (continued)

Commercial Banks 15.8%
BancorpSouth, Inc.	151,000	$2,187,990
Bond Street Holdings LLC, Class A (I)(S)	650,000	12,025,000
East West Bancorp, Inc.	155,956	3,399,841
First Commonwealth Financial Corp.	465,831	3,265,475
Hanmi Financial Corp. (I)	151,099	1,654,534
Regions Financial Corp.	1,202,837	8,371,746
State Bank Financial Corp. (I)	354,673	5,642,847
Synovus Financial Corp.	4,984,968	9,471,439

Diversified Financial Services 5.0%
MSCI, Inc. (I)	142,668	4,729,444
PICO Holdings, Inc. (I)	405,947	9,787,382

Thrifts & Mortgage Finance 3.1%
Astoria Financial Corp.	479,697	4,518,746
Hudson City Bancorp, Inc.	245,438	1,558,531
Northeast Community Bancorp, Inc.	590,000	2,955,900

Health Care 6.3%		18,421,536

Health Care Equipment & Supplies 3.2%
Teleflex, Inc.	148,254	9,449,710

Health Care Providers & Services 3.1%
Hanger, Inc. (I)	348,150	8,971,826

Industrials 7.5%		21,890,725

Air Freight & Logistics 0.7%
XPO Logistics, Inc. (I)	165,699	2,107,691

Commercial Services & Supplies 2.3%
TMS International Corp. (I)	688,618	6,734,684

Electrical Equipment 1.1%
Polypore International, Inc. (I)	83,000	3,084,280

Professional Services 2.3%
Acacia Research Corp. (I)	240,000	6,794,400

Road & Rail 1.1%
Swift Transportation Company (I)	381,888	3,169,670

Information Technology 14.5%		42,233,815

Communications Equipment 4.8%
Snap Interactive, Inc. (I)(V)	2,139,163	2,823,695
Sycamore Networks, Inc. (I)	790,636	11,266,563

Internet Software & Services 5.2%
CrowdGather, Inc. (I)(V)	3,950,000	711,000
Cupid PLC	1,359,215	4,198,578
LinkedIn Corp., Class A (I)	20,500	2,104,325
Velti PLC (I)	1,461,000	7,962,450

IT Services 3.3%
CoreLogic, Inc. (I)	418,271	9,620,233

Software 1.2%
AVG Technologies NV (I)	200,000	2,006,000
ServiceNow, Inc. (I)	57,073	1,540,971

2

John Hancock
Small Cap Intrinsic Value Fund
As of 7-31-12 (Unaudited)

Materials 4.2%		$12,326,806

Chemicals 4.2%
Chemtura Corp. (I)	911,746	12,326,806
	Shares	Value
Utilities 3.0%		8,823,704

Independent Power Producers & Energy Traders 2.9%
GenOn Energy, Inc. (I)	3,612,585	8,597,952

Water Utilities 0.1%
Pure Cycle Corp. (I)	109,059	225,752

Issuer	Notional par	Value

Purchased Options 0.1%		184,500

(Cost $74,300)

Call Options 0.1%

Liberty Global Inc., Class A (Expiration Date: 1-19-13; Strike Price: $35.00) (I)	10,000	184,500

	Shares	Value

Warrants 0.1%		$196,195

(Cost $0)

CrowdGather, Inc. (Expiration Date: 9-5-16; Strike Price: $1.50) (I)(V)	1,875,000	4,886
Snap Interactive, Inc. (Expiration Date: 1-19-16, Strike Price: $2.50) (I)(V)	1,000,000	191,309

	Par value	Value

Short-Term Investments 0.3%		$800,000

(Cost $800,000)

Repurchase Agreement 0.3%		800,000

Repurchase Agreement with State Street Corp. dated 07/31/2012 at
0.010% to be repurchased at $800,000 on 08/01/2012, collateralized by $710,000 Federal Home Loan Mortgage Corporation, 4.750%
due 11/17/2015 (valued at $816,500, including interest)	800,000	800,000

Total investments (Cost $289,560,763)† 98.7%		$287,699,375

Other assets and liabilities, net 1.3%		$3,919,748

Total net assets 100.0%		$291,619,123

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such a security may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund.

† At 7-31-12, the aggregate cost of investment securities for federal income tax purposes was $294,424,803. Net unrealized depreciation aggregated $6,725,428, of which $40,407,953 related to appreciated investment securities and $47,133,381 related to depreciated investment securities.

3

John Hancock
Small Cap Intrinsic Value Fund
As of 7-31-12 (Unaudited)

The Fund had the following country concentration as a percentage of net assets on 7-31-12:

The Fund had the following
country concentration as a
percentage of net assets on
4-30-12:
United States	87.9%
Ireland	2.7%
United Kingdom	2.3%
China	1.7%
Hong Kong	1.7%
Bermuda	1.5%
Canada	1.5%
Netherlands	0.7%

4

John Hancock
Small Cap Intrinsic Value Fund
As of 7-31-12 (Unaudited)

Notes to Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Options listed on an exchange are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2012, by major security category or type:

	Total Market			Level 3 Significant
	Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	07/31/12	Price	Observable Inputs	Inputs

Common Stocks
Consumer Discretionary	$70,200,520	$67,685,413	$2,515,107	—
Consumer Staples	8,326,851	8,326,851	—	—
Energy	32,588,325	32,588,325	—	—
Financials	71,706,398	59,681,398	—	$12,025,000
Health Care	18,421,536	18,421,536	—	—
Industrials	21,890,725	21,890,725	—	—
Information Technology	42,233,815	38,035,237	4,198,578	—
Materials	12,326,806	12,326,806	—	—
Utilities	8,823,704	8,823,704	—	—

5

John Hancock
Small Cap Intrinsic Value Fund
As of 7-31-12 (Unaudited)

Purchased Options	184,500	184,500	—	—
Warrants	196,195	—	$196,195	—
Short-Term Investments	800,000	—	800,000	—

Total Investments in
Securities	$287,699,375	$267,964,495	$7,709,880	$12,025,000

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is reconciliation of Level 3 assets for which signification unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because a lack of unobservable market data which resulted from an absence of market activity for these securities.

COMMON STOCK

Balance as of 10-31-11	-
Realized gain (loss)	-
Change in unrealized appreciation
(depreciation)	$325,000
Purchases	-
Sales	-
Transfer into Level 3	11,700,000
Transfer out of Level 3	-
Balance as of 7-31-12	$12,025,000
Change in unrealized at period end*	$325,000

*Changes in unrealized appreciation (depreciation) attributable to level 3 securities held at period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Fund’s Level 3 securities are outlined in the table below:

	Fair Value	Valuation	Unobservable
	at 7-31-12	Technique	Inputs	Input

Common Stocks	$12,025,000	Market Approach	Offered quotes	$18.50

Decreases in offered quotes may result in decreases in security valuation.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Options. There are two types of options, a put option and a call option. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s

6

John Hancock
Small Cap Intrinsic Value Fund
As of 7-31-12 (Unaudited)

exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values.

Options are traded either over-the-counter or on an exchange. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value.

During the period ended July 31, 2012 the Fund used purchased options to gain exposure to certain securities. During the period ended July 31, 2012, the Fund held purchased options with market values ranging from $132,500 to $737,500, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarize the fair value of derivatives held by the Fund at July 31, 2012 by risk category:

		ASSET	LIABILITY
	FINANCIAL INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LOCATION	FAIR VALUE	FAIR VALUE

Equity contracts	Purchased Options*	$184,500	-

Total		$184,500	-

*Purchased options are included in the Fund's investments.

Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended July 31, 2012, is set forth below:

	BEGINNING	ENDING
	SHARE	SHARE	REALIZED	DIVIDEND	ENDING
AFFILIATE	AMOUNT	AMOUNT	GAIN (LOSS)	INCOME	VALUE

CrowdGather, Inc.
Bought: none
Sold: none	3,950,000	3,950,000	—	—	$711,000
CrowdGather, Inc. (Warrant)
Bought: none
Sold: none	1,875,000	1,875,000	—	—	4,886
MDC Partner, Inc.
Bought: 751,466
Sold: 34,921	998,534	1,715,079	($227,046)	$993,157	16,138,893
Snap Interactive, Inc.
Bought: none
Sold: none	2,139,163	2,139,163	—	—	2,823,695
Snap Interactive, Inc. (Warrant)
Bought: none
Sold: none	1,000,000	1,000,000	—	—	191,309

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

7

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Cap Intrinsic Value Fund.

64Q3 7/12
9/12

John Hancock
MUTUAL FUNDS

John Hancock Global Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2012

Global Opportunities Fund
As of 7-31-12 (Unaudited)

	Shares	Value

Common Stocks 91.8%		$573,027,584

(Cost $700,373,054)

Brazil 11.2%		70,169,214

BHG SA - Brazil Hospitality Group (I) (V)	2,442,091	23,131,459
CCX Carvao Da Colombia SA (I)	1,736,748	3,576,553
GP Investments, Ltd., BDR (I)	4,553,735	9,088,804
MPX Energia SA (I)	336,221	5,430,858
OGX Petroleo e Gas Participacoes SA (I)	10,496,815	28,941,540

Canada 18.9%		117,876,494

Africa Oil Corp. (I)	2,591,806	19,615,902
Americas Petrogas, Inc. (I)	4,512,968	8,370,265
Avalon Rare Metals, Inc. (I)	3,818,001	5,729,772
BlackPearl Resources, Inc. (I)	423,462	1,275,221
Fortune Minerals, Ltd. (I) (V)	8,350,560	4,746,292
Franco-Nevada Corp.	326,128	15,915,346
Goldcorp, Inc.	187,844	6,769,898
IAMGOLD Corp.	1,164,975	12,977,822
Ivanhoe Energy, Inc. (I) (V)	21,746,122	14,094,809
Karnalyte Resources, Inc. (I) (V)	2,177,530	15,199,392
San Gold Corp. (I)	5,649,081	5,182,385
Silver Standard Resources, Inc. (I)	625,441	7,999,390

Egypt 3.0%		18,553,817

Citadel Capital SAE (I)	21,193,955	10,466,581
Egyptian Financial Group-Hermes Holding (I)	4,582,830	8,087,236

France 2.6%		16,161,312

France Telecom SA	94,294	1,256,403
Saft Groupe SA	459,233	10,368,091
Societe Television Francaise 1	540,910	4,536,818

India 11.4%		71,420,937

Colgate-Palmolive India, Ltd.	632,152	13,074,534
Dabur India, Ltd.	525,746	1,135,562
Godrej Consumer Products, Ltd.	109,768	1,232,563
ICICI Bank, Ltd., ADR	241,674	8,366,754
Procter & Gamble Hygiene & Health Care, Ltd.	22,230	895,572
Reliance Capital, Ltd.	4,002,594	23,892,614
Reliance Infrastructure, Ltd.	2,587,644	22,823,338

Ireland 0.9%		5,374,746

Velti PLC (I)	986,192	5,374,746

Italy 6.8%		42,375,556

Mediaset SpA	14,559,613	25,300,862
Piaggio & C SpA	2,685,045	6,405,869
Prysmian SpA	664,357	10,601,967
Salvatore Ferragamo Italia SpA	3,463	66,858

Japan 4.0%		24,890,795

FANUC Corp.	67,291	10,427,436
Secom Company, Ltd.	312,206	14,463,359

Netherlands 1.1%		6,911,724

Yandex NV, Class A (I)	359,424	6,911,724

1

Global Opportunities Fund
As of 7-31-12 (Unaudited)

			Shares	Value

Spain 1.4%				$9,076,823

Mediaset Espana Comunicacion SA			1,828,526	9,076,823

Switzerland 0.4%				2,405,034

Credit Suisse Group AG, ADR			140,975	2,405,034

United Kingdom 3.4%				21,389,098

Unilever PLC, ADR			597,294	21,389,098

United States 26.7%				166,422,034

Amazon.com, Inc. (I)			376	87,721
Amgen, Inc.			62,799	5,187,197
Angie's List, Inc. (I)			422,234	5,489,042
Bank of America Corp.			421,696	3,095,249
Bottomline Technologies, Inc. (I)			232,276	4,410,921
Brazil Ethanol, Inc. (I) (S)			283,419	2,834
Ceva, Inc. (I) (V)			1,190,363	18,498,241
Denbury Resources, Inc. (I)			890,053	13,457,601
Eli Lilly & Company			332,165	14,625,225
Express Scripts Holding Company (I)			69,622	4,033,899
Guidewire Software, Inc. (I)			548,916	14,085,185
Intuit, Inc.			8,879	515,160
Janus Capital Group, Inc.			2,075,588	15,006,501
LinkedIn Corp., Class A (I)			258,636	26,548,985
PepsiCo, Inc.			59,583	4,333,472
Sirius XM Radio, Inc. (I)			7,029,415	15,183,536
TECO Energy, Inc.			70,311	1,278,957
Warren Resources, Inc. (I) (V)			7,502,723	17,406,317
Watsco, Inc.			46,747	3,175,991

Short-Term Investments 7.2%				$45,000,000

(Cost $45,000,000)

			Par value	Value

Repurchase Agreement 0.8%				5,000,000

Repurchase Agreement with State Street Corp. dated 7-31-12 at
0.010% to be repurchased at $5,000,001 on 8-1-12, collateralized by $5,090,000 Federal Home Loan Mortgage Association, 0.650%
due 8-28-14 (valued at $5,102,827, including interest)			$5,000,000	5,000,000

	Yield*	Maturity Date	Par value	Value

U.S. Government & Agency
Obligations 6.4%				40,000,000

Federal Home Loan Bank Discount Notes	0.001%	08/01/12	40,000,000	40,000,000

Total investments (Cost $745,373,054)† 99.0%				$618,027,584

Other assets and liabilities, net 1.0%				$5,936,363

Total net assets 100.0%				$623,963,947

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

BDR Brazilian Depositary Receipts

(I) Non-income producing security.

2

Global Opportunities Fund
As of 7-31-12 (Unaudited)

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to the notes to the schedule of investments.

* Yield represents the annualized yield at the date of purchase.

† At 7-31-12, the aggregate cost of investment securities for federal income tax purposes was $789,384,344. Net unrealized depreciation aggregated $171,356,760, of which $3,162,677 related to appreciated investment securities and $174,519,437 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of total net assets on 7-31-12:

Energy	17.1%
Financials	16.6%
Information Technology	13.1%
Materials	11.9%
Consumer Discretionary	9.7%
Industrials	7.9%
Consumer Staples	6.8%
Utilities	4.7%
Health Care	3.8%
Telecommunication Services	0.2%
Short-Term Investments & Other	8.2%

3

Global Opportunities Fund
As of 7-31-12 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2012, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted Price	Observable	Unobservable
	7/31/2012		Inputs	Inputs

Common Stocks
Brazil	$70,169,214	$70,169,214	-	-
Canada	117,876,494	117,876,494	-	-
Egypt	18,553,817	-	$18,553,817	-
France	16,161,312	-	16,161,312	-

4

Global Opportunities Fund
As of 7-31-12 (Unaudited)

India	71,420,937	8,366,754	63,054,183	-
Ireland	5,374,746	5,374,746	-	-
Italy	42,375,556	-	42,375,556	-
Japan	24,890,795	-	24,890,795	-
Netherlands	6,911,724	6,911,724	-	-
Spain	9,076,823	-	9,076,823	-
Switzerland	2,405,034	2,405,034	-	-
United Kingdom	21,389,098	21,389,098	-	-
United States	166,422,034	166,419,200	-	$2,834
Short-Term Investments	45,000,000	-	45,000,000	-

Total Investments in Securities	$618,027,584	$398,912,264	$219,112,486	$2,834
Other Financial Instruments in Securities
Forward Foreign Currency Contracts	($3,802,267)	-	($3,802,267)	-

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement and the risk that currency movements will not occur thereby reducing the Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended July 31, 2012, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. The following table summarizes the contracts held at July 31, 2012. During the period ended July 31, 2012, the Fund held forward foreign currency contracts with USD notional values ranging from $304.1 million to $1.3 billion, as measured at each quarter end.

	PRINCIPAL	PRINCIPAL
	AMOUNT	AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPREICATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys
			Morgan Stanley &
BRL	65,184,000	$32,000,000	Company, Inc.	8/2/2012	($190,513)
			Morgan Stanley &
INR	2,241,600,000	40,000,000	Company, Inc.	8/2/2012	305,673

5

Global Opportunities Fund
As of 7-31-12 (Unaudited)

		$72,000,000			$115,160

Sells
			Morgan Stanley &
BRL	67,276,800	$32,000,000	Company, Inc.	8/2/2012	($830,763)
			Morgan Stanley &
BRL	65,584,000	32,000,000	Company, Inc.	9/5/2012	182,855

CAD	40,689,425	39,418,952	Bank of Nova Scotia	9/5/2012	(1,126,073)

CHF	8,065,317	8,400,103	UBS AG	9/5/2012	132,504
			Morgan Stanley &
INR	2,257,800,000	40,000,000	Company, Inc.	9/5/2012	(327,790)
			Morgan Stanley &
INR	2,294,880,000	40,000,000	Company, Inc.	8/2/2012	(1,263,688)

JPY	3,198,887,223	40,275,571	UBS AG	9/5/2012	(684,472)

		$232,094,626			($3,917,427)

Currency Abbreviation
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
INR	Indian Rupee
JPY	Japanese Yen

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at July 31, 2012 by risk category:

		Asset Derivatives Fair	Liability Derivatives Fair
Risk	Financial Instruments Location	Value	Value

Foreign exchange contracts	Forward foreign currency contracts	$621,032	($4,423,299)

		$621,032	($4,423,299)

Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended July 31, 2012, is set forth below:

		Beginning
		Share	Ending Share	Realized	Dividend
Affiliate		Amount	Amount	Gain (loss)	Income	Ending Value

BHG SA - Brazil Hospitality Group
Bought: None	Sold: 281,555	2,723,646	2,442,091	(20,654)	-	$23,131,459
Ceva, Inc.
Bought: 730,644	Sold: 308,264	767,983	1,190,363	(1,905,502)	-	$18,498,241
Fortune Minerals, Ltd.
Bought: 344,154	Sold: 544,658	8,551,064	8,350,560	121,577	-	$ 4,746,292
Ivanhoe Energy, Inc.
Bought: 2,877,930	Sold: 1,468,882	20,337,074	21,746,122	(229,846)	-	$14,094,809

6

Global Opportunities Fund
As of 7-31-12 (Unaudited)

Karnalyte Resources, Inc.
Bought: None	Sold: 142,027	2,319,557	2,177,530	202,757	-	$15,199,392
Warren Resources, Inc.
Bought: None	Sold: 489,361	7,992,084	7,502,723	643,762	-	$17,406,317

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

7

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Global Opportunities Fund.

69Q3 7/12
9/12

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	September 24, 2012

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	September 24, 2012